Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Noncurrent Liabilities [Abstract]
Long-term debt table

	2017	2016

Unsecured debentures
Series D - 5.67% debentures due September 2, 2019 [note 24]	$499,020	$498,472
Series E - 3.75% debentures due November 14, 2022	398,604	398,346
Series F - 5.09% debentures due November 14, 2042	99,271	99,256
Series G - 4.19% debentures due June 24, 2024	497,576	497,253

Total	$1,494,471	$1,493,327

The table below represents currently scheduled maturities of long-term debt:

2018	2019	2020	2021	2022	Thereafter	Total

$-	499,020	-	-	398,604	596,847	$1,494,471